Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets
Prepayments to suppliers	¥ 232,906	$ 35,694	¥ 475,828
Interest income receivable	278	43	14,876
Prepayment for advertising expenses	1,514	232	8,417
Receivables in relation to factoring business	0	0	204,954
Loan receivables	22,934	3,515	439,189
Value-added tax receivables	78,218	11,987	67,931
Receivables from employees	19,337	2,964	32,870
Others	23,517	3,603	56,219
Total	¥ 378,704	$ 58,038	¥ 1,300,284